Management compensation and share based payments (Details)		1 Months Ended	12 Months Ended
	Oct. 02, 2017	Jun. 18, 2017	Jun. 30, 2022 BRL (R$)	Jun. 30, 2021 BRL (R$)	Jun. 30, 2020 BRL (R$)	Jun. 30, 2019 BRL (R$)
Management compensation and share based payments (Details) [Line Items]
Cumulative share percentage	2.00%
Vesting settlement		3,707
Expenses			R$ 5,715	R$ 2,550
Officers and members of the board of directors [Member]
Management compensation and share based payments (Details) [Line Items]
Total compensation			R$ 14,082
ILPA Plan [Member]
Management compensation and share based payments (Details) [Line Items]
Expenses					R$ 3,529	R$ 1,648
Share based expense					4,193
Accumulated expenses					R$ 6,020	R$ 2,491